Profit and Loss Information - Disclosure of Detailed Information About Profit Loss from Operating Activities (Details) - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Profit And Loss Information
Other income - Government subsides	$ 3,162
Interest expense on external borrowings	(958)	(496)
Interest expense on shareholder loans		(255)
Interest expense on convertible loan notes	(2,763)	(274)
Interest expense on leases	(713)	(857)
Amortisation of loan set up costs	276	(348)
Finance expenses	(4,158)	(2,230)
Fair value gain on foreign exchange contracts		729
Net foreign exchange gains/(losses)	1,914	224
Other foreign currency gains/(losses)	1,914	953
Impairment of intangible assets	(1,253)	(6,647)
Impairment of property, plant and equipment	(341)
Impairment of right-of-use assets	(1,221)
Impairment of software		(202)
Impairment expense	(2,815)	(6,849)
Brand transition expenses	2,343	(258)
Restructure expenses	(38)
Transaction expenses	(10,631)	(5,588)
Brand transition, restructure and transaction income/(expense)	$ (8,326)	$ (5,846)